Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account - money market fund	$ 325,008,727
Liabilities:
Derivative warrant liabilities - Private placement warrants	11,180,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - money market fund	325,008,727
Liabilities:
Derivative warrant liabilities - Public warrants	6,760,000
Derivative warrant liabilities - Private placement warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants	4,420,000
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants